Lease Liabilities (Details 1)	3 Months Ended
Oct. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 153,798
2021	223,398
2022	240,530
2023	248,403
2024	254,438
2025	257,827
2026	176,312
2027	179,838
2028	60,340
Total lease payments	1,794,884
Less imputed interest	(650,857)
Total	$ 1,144,027